SCHEDULE OF AGING ANALYSIS OF THE COMPANY'S TRADE RECEIVABLES, BASED ON THE INVOICE DATE (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables		¥ 51,416
Within 90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables		81
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		¥ 51,335